Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103
Telephone: (215) 988-2700
Facsimile: (215) 988-2757
www.faegredrinker.com

October 26, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hamilton Lane Private Assets Fund (Registration Nos. 811-23509,

333-266278) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Post-Effective Amendment No. 1 (the “Amendment”) to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder. This Amendment is being filed pursuant to paragraph (a) of Rule 486 under the 1933 Act to register three new classes of shares of the Fund known as Class R-DIG Shares, Class I-DIG Shares and Class D-DIG Shares.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective 60 days after filing.

Questions should be directed to me at (215) 988-2959.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer